Cash, Cash Equivalents and Restricted Cash - Additional Information (Details) - USD ($)		12 Months Ended
	Jan. 18, 2021	Feb. 28, 2021
Cash Cash Equivalents And Restricted Cash [Line Items]
Amount of share repurchase program authorized	$ 50,000,000
Top of range [member]
Cash Cash Equivalents And Restricted Cash [Line Items]
Amount of share repurchase program authorized		$ 50,000,000